INCOME TAXES	12 Months Ended
Dec. 29, 2019
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES:

The income tax provision differs from the amount computed by applying the combined Canadian federal and provincial tax rates to earnings before income taxes. The reasons for the difference and the related tax effects are as follows:

	2019	2018

Earnings before income taxes	$249,825	$372,134
Applicable statutory tax rate	26.6%	26.6%
Income taxes at applicable statutory rate	66,404	98,913

(Decrease) increase in income taxes resulting from:
Effect of different tax rates on earnings of foreign subsidiaries	(79,229)	(96,013)
Income tax recovery and other adjustments related to prior taxation years	197	979
Effect of changes in tax rates	—	2,048
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(19,211)	—
Non-recognition of tax benefits related to tax losses and temporary differences	16,877	17,169
Effect of non-deductible expenses and other	4,978	(1,736)
Total income tax expense	$(9,984)	$21,360
Average effective tax rate	(4.0)%	5.7%

The Company’s applicable statutory tax rate is the Canadian combined rate applicable in the jurisdictions in which the Company operates.

The details of income tax expense are as follows:

	2019	2018

Current income taxes, includes an expense of $99
(2018 - $3,535) relating to prior taxation years	$13,639	$12,488

Deferred income taxes:
Changes in tax rates	—	2,048
Origination and reversal of temporary differences	(21,387)	(7,789)
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(19,211)	—
Non-recognition of tax benefits related to tax losses and temporary differences	16,877	17,169
Adjustments relating to prior taxation years	98	(2,556)
	(23,623)	8,872
Total income tax expense	$(9,984)	$21,360

In fiscal 2019, the Company re-recognized $19.2 million of previously de-recognized deferred income tax assets in the U.S. relating to deferred income tax assets that are more likely than not to be recovered. In fiscal 2018, pursuant to additional phases to the internal reorganization it began in fiscal 2017, the Company reassessed the recoverability of its deferred income tax assets in the respective jurisdictions affected, resulting in an increase in deferred tax expense of $6.1 million for assets that were no longer probable of being realized. The fiscal 2018 deferred income tax expense also included $2.0 million for the revaluation of deferred income tax assets and liabilities due to changes in statutory income tax rates.

18. INCOME TAXES (continued):

Significant components of the Company’s deferred income tax assets and liabilities relate to the following temporary differences and unused tax losses:

	December 29, 2019	December 30, 2018

Deferred income tax assets:
Non-capital losses	$99,504	$85,800
Non-deductible reserves and accruals	12,502	11,395
Property, plant and equipment	12,439	9,227
Other items	8,259	6,039
	132,704	112,461
Unrecognized deferred income tax assets	(83,390)	(85,724)
Deferred income tax assets	$49,314	$26,737

Deferred income tax liabilities:
Property, plant and equipment	$(30,165)	$(29,095)
Intangible assets	(9,232)	(10,265)
Deferred income tax liabilities	$(39,397)	$(39,360)
Deferred income taxes	$9,917	$(12,623)

The details of changes to deferred income tax assets and liabilities were as follows:

	2019	2018

Balance, beginning of fiscal year, net	$(12,623)	$(3,713)

Recognized in the statements of earnings:
Non-capital losses	14,804	10,367
Non-deductible reserves and accruals	1,107	5,683
Property, plant and equipment	2,142	(5,267)
Intangible assets	1,033	94
Other	2,203	(532)
Changes in tax rates	—	(2,048)
Unrecognized deferred income tax assets	2,334	(17,169)
	23,623	(8,872)

Business acquisitions	(1,100)	—
Other	17	(38)
Balance, end of fiscal year, net	$9,917	$(12,623)

As at December 29, 2019, the Company has tax credits, capital and non-capital loss carryforwards, and other deductible temporary differences available to reduce future taxable income for tax purposes representing a tax benefit of approximately $83.3 million, for which no deferred tax asset has been recognized (December 30, 2018 - $85.7 million), because the criteria for recognition of the tax asset was not met. The tax credits and capital and non-capital loss carryforwards expire between 2020 and 2039. The recognized deferred tax asset related to loss carryforwards is supported by projections of future profitability of the Company.

The Company has not recognized a deferred income tax liability for the undistributed profits of subsidiaries operating in foreign jurisdictions, as the Company currently has no intention to repatriate these profits. If expectations or intentions change in the future, the Company may be subject to an additional tax liability upon distribution of these earnings in the form of dividends or otherwise. As at December 29, 2019, a deferred income tax liability of approximately $57 million would result from the recognition of the taxable temporary differences of approximately $274 million.